Schedule of Future Minimum Rental Payments for Operating Leases (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 1	$ 1,004,517
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 2	994,906
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 3	1,019,465
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 4	914,152
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 5	886,704
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 6	$ 14,805,095